OCT-31-2006 11:53 From: [redacted] To:712027771030 P.2/2

1361983

CERTNAS

06061003

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
OCT 3 1 2006
1086

1-33118

By Facsimile and First Class Mail

October 31, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 30, 2006 The Nasdaq Stock Market (the "Exchange") received from ORBCOMM Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL